Share Based Payments - Schedule of Estimated the Fair Value of Warrants (Details) - Warrants [Member] - shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Estimated the Fair Value of Warrants [Line Items]
Outstanding beginning balance		697	697
Issued	25
Exercised		(438)
Expired		(259)
Outstanding ending balance	25		697